COMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Dec. 31, 2013
Commitments And Contingencies Details Narrative
Rental expense	$ 600
Regulatory bonds outstanding	900
Membership deposits, face amount	235,000
Restricted cash held as collateral	$ 10,000